RELATED PARTY DISCLOSURES - Transactions with Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY DISCLOSURES
Short-term employee benefits	€ 1,906	€ 1,428	€ 1,562